T. ROWE PRICE LARGE-CAP GROWTH FUND
March 31, 2020 (Unaudited)

Portfolio of Investments‡	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

COMMON STOCKS 96.9%			Textiles, Apparel & Luxury Goods 0.8%
Communication Services 21.6%			Lululemon Athletica (1)	505,477	95,813
			NIKE, Class B	224,775	18,598
Entertainment 3.5%					114,411
Netflix (1)	886,174	332,758	Total Consumer Discretionary		2,640,570
Spotify Technology (1)	1,303,829	158,337
		491,095	Energy 0.3%
Interactive Media & Services 18.1%			Oil, Gas & Consumable Fuels 0.3%
Alphabet, Class A (1)	723,180	840,299	Concho Resources	1,032,266	44,233
Alphabet, Class C (1)	285,834	332,370	Total Energy		44,233
Facebook, Class A (1)	5,019,849	837,311	Financials 1.1%
IAC/InterActiveCorp (1)	589,649	105,683
Snap, Class A (1)	8,923,942	106,106	Capital Markets 1.1%
Tencent Holdings, ADR	6,367,588	312,585	Charles Schwab	1,871,104	62,907
			S&P Global	393,552	96,440
		2,534,354
Total Communication Services		3,025,449	Total Financials		159,347
Consumer Discretionary 18.9%			Health Care 15.8%
Auto Components 0.9%			Biotechnology 2.0%
Aptiv	2,474,193	121,829	Alexion Pharmaceuticals (1)	569,329	51,120
			Vertex Pharmaceuticals (1)	994,987	236,757
		121,829
					287,877
Hotels, Restaurants & Leisure 0.8%
			Health Care Equipment & Supplies 5.2%
Hilton Worldwide Holdings	1,220,409	83,281
Wynn Resorts	517,446	31,145	Becton Dickinson & Company	654,304	150,339
			Intuitive Surgical (1)	546,317	270,542
		114,426	Stryker	1,812,202	301,714
Internet & Direct Marketing Retail 12.7%					722,595
Alibaba Group Holding, ADR (1)	1,837,808	357,417
			Health Care Providers & Services 8.1%
Amazon. com (1)	664,000	1,294,614
Booking Holdings (1)	94,142	126,651	Anthem	353,500	80,259
			Centene (1)	1,804,556	107,209
		1,778,682	Cigna	2,111,960	374,197
Multiline Retail 1.7%			HCA Healthcare	1,668,659	149,929
Dollar General	1,510,373	228,081	Humana	410,618	128,942
		228,081	UnitedHealth Group	1,183,051	295,029
Specialty Retail 2.0%					1,135,565
Carvana (1)	2,323,424	127,998
Ross Stores	1,783,869	155,143
		283,141

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LARGE-CAP GROWTH FUND

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Life Sciences Tools & Services 0.5%			Software 17.7%
Avantor (1)	5,294,956	66,134	Intuit	1,335,410	307,144
		66,134	Microsoft	7,953,195	1,254,298
Total Health Care		2,212,171	salesforce. com (1)	1,871,515	269,461
Industrials & Business Services 2.8%			ServiceNow (1)	545,339	156,283
			Slack Technologies, Class A (1)	2,027,079	54,407
Aerospace & Defense 0.9%			Snowflake, Class B, Acquisition
Boeing	881,290	131,436	Date: 3/17/20, Cost $1,565
			(1)(2)(3)	40,338	1,564
		131,436	Splunk (1)	1,394,615	176,042
Machinery 0.4%			Synopsys (1)	512,934	66,061
Ingersoll Rand (1)	2,538,507	62,955	VMware, Class A (1)	1,099,589	133,160
		62,955	Workday, Class A (1)	416,998	54,302
Professional Services 0.8%					2,472,722
CoStar Group (1)	179,755	105,554	Technology Hardware, Storage & Peripherals 3.4%
		105,554	Apple	1,880,840	478,279
Road & Rail 0.7%					478,279
JB Hunt Transport Services	363,499	33,525	Total Information Technology		4,692,741
Norfolk Southern	414,170	60,469	Utilities 2.0%
		93,994	Electric Utilities 1.4%
Total Industrials & Business Services		393,939	NextEra Energy	805,808	193,893
Information Technology 33.5%					193,893
IT Services 10.0%			Multi-Utilities 0.6%
Fidelity National Information			Sempra Energy	722,682	81,656
Services	911,443	110,868
					81,656
Global Payments	2,657,431	383,281
PayPal Holdings (1)	2,152,765	206,106	Total Utilities		275,549
Stripe, Class B, Acquisition			Total Miscellaneous Common Stocks (4) 0.9%		120,534
Date: 12/17/19, Cost $6,740			Total Common Stocks
(1)(2)(3)	429,606	4,988	(Cost $8,680,072)		13,564,533
Visa, Class A	4,324,106	696,700
		1,401,943
Semiconductors & Semiconductor Equipment 2.4%
Advanced Micro Devices (1)	1,919,100	87,281
ASML Holding	761,497	199,238
Marvell Technology Group	2,354,324	53,278
		339,797

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LARGE-CAP GROWTH FUND

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

CONVERTIBLE PREFERRED STOCKS 1.0%			Software 0.2%

Consumer Discretionary 0.7%			Aurora Innovation, Series B,
			Acquisition Date: 3/1/19, Cost
Automobiles 0.4%			14,738 (1)(2)(3)	1,594,980	10,906
Rivian Automotive, Series D,			Uipath, Series D-1, Acquisition
Acquisition Date: 12/23/19,			Date: 4/26/19, Cost $22,196
Cost $48,920 (1)(2)(3)	4,553,218	48,920	(1)(2)(3)	564,041	16,425
			Uipath, Series D-2, Acquisition
		48,920	Date: 4/26/19, Cost $3,727
Internet & Direct Marketing Retail 0.3%			(1)(2)(3)	94,713	2,758
Airbnb, Series D, Acquisition					30,089
Date: 4/16/14, Cost $15,993			Total Information Technology		46,372
(1)(2)(3)	392,823	29,901
			Total Convertible Preferred Stocks
Airbnb, Series E, Acquisition			(Cost $149,715)		142,816
Date: 7/14/15, Cost $21,553
(1)(2)(3)	231,515	17,623

		47,524	SHORT-TERM INVESTMENTS 1.9%

Total Consumer Discretionary		96,444	Money Market Funds 1.9%
Information Technology 0.3%			T. Rowe Price Government Reserve
			Fund, 0.95% (5)(6)	265,553,183	265,553

Communications Equipment 0.1%			Total Short-Term Investments
Magic Leap, Series C,			(Cost $265,553)		265,553
Acquisition Date: 1/20/16,
Cost $16,738 (1)(2)(3)	726,712	12,387
Magic Leap, Series D,			Total Investments in Securities 99.8%
Acquisition Date: 10/12/17,
Cost $5,850 (1)(2)(3)	216,680	3,896	(Cost $9,095,340)		$13,972,902
			Other Assets Less Liabilities 0.2%		27,441
		16,283	Net Assets 100%		$14,000,343

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security") . Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $149,368 and represents 1.1% of net assets.
(3)	Level 3 in fair value hierarchy.
(4)	The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(5)	Seven-day yield
(6)	Affiliated Companies
ADR	American Depositary Receipts

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LARGE-CAP GROWTH FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate	(Loss)		Gain/Loss	Income
T. Rowe Price Government Reserve Fund	$	—#	$—	$509+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	12/31/19	Cost	Cost	3/31/20
T. Rowe Price Government Reserve Fund	$104,478	$ ¤	$ ¤	$265,553^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
+	Investment income comprised $509 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $265,553.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LARGE-CAP GROWTH FUND

Unaudited

NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Large-Cap Growth Fund (the fund), formerly the Institutional Large-Cap Growth Fund, is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC

T. ROWE PRICE LARGE-CAP GROWTH FUND

Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices.
Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$13,557,981	$—	$6,552	$13,564,533
Convertible Preferred Stocks	—	—	142,816	142,816
Short-Term Investments	265,553	—	—	265,553
Total	$13,823,534	$—	$149,368	$13,972,902

Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2020. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2020, totaled $(44,818,000) for the period ended March 31, 2020.

T. ROWE PRICE LARGE-CAP GROWTH FUND

($000s)
	Beginning	Gain (Loss)		Ending Balance
	Balance 1/1/20	During Period	Total Purchases	3/31/20
Investment in Securities
Common Stocks	$6,740	$(1,753)	$1,565	$6,552
Convertible Preferred Stocks	185,881	(43,065)	–	142,816

Total	$192,621	$(44,818)	$1,565	$149,368